Other Liabilities (Details) - Schedule of lease liabilities - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of lease liabilities [Abstract]
Accounts payable		$ 5,011	$ 1,717
Accrued expenses and other accruals		11,036	7,222
Listing related cost payables (note 24)			3,661
Lease liabilities	[1]	2,954	1,563
Income tax payable (note 27)		1,490	700
Other liabilities		$ 20,491	$ 14,863

[1]	Set out below are the carrying amount of the Group’s lease liabilities and the movement during the year: